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1933 Act Rule 485(a)(1)
1933 Act File No. 002-73948
1940 Act File No. 811-03258

December 21, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	DFA Investment Dimensions Group Inc.

File Nos. 002-73948 and 811-03258

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 231/232 (the “Amendment”) to the Registration Statement of DFA Investment Dimensions Group Inc. (the “Registrant”). The Amendment is being submitted to reflect reductions of the management fees for the Dimensional 2005 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional Retirement Income Fund (collectively, the “Target Date Portfolios”), Tax-Managed U.S. Small Cap Portfolio and VA Short-Term Fixed Portfolio (collectively, the “Portfolios”), effective as of February 28, 2019. The Amendment also reflects an Amended and Restated Expense Assumption Agreement (an “Expense Assumption Agreement”) for each Target Date Portfolio, effective as of February 28, 2019, since there will no longer be a management fee to waive for the Target Date Portfolio.

The changes related to the Portfolios’ management fees and Expense Assumption Agreements are incorporated, as applicable, into the disclosure in the Portfolios’ summary (i.e., within the Annual Fund Operating Expenses tables and Expense examples) and “Management of the Fund” (i.e., within the “Management Fees” and “Expense Assumption Agreements” sub-sections) sections of the prospectuses and the “Advisory Fees” sections of the statements of additional information. Other than the changes described above and other non-material changes, the disclosure in the Amendment is identical or substantially similar to the disclosure contained in the Portfolios’ prospectuses and statements of

Philadelphia, PA • Harrisburg, PA • Malvern, PA • Cherry Hill, NJ • Wilmington, DE • Washington, DC • New York, NY • Chicago, IL

A Pennsylvania Limited Liability Partnership

Filing Desk

U.S. Securities and Exchange Commission

December 21, 2018

additional information included in the Registrant’s currently effective Registration Statement, last reviewed by the staff of the U.S. Securities and Exchange Commission (the “Commission”) in connection with: (1) Post-Effective Amendment Nos. 200/201 to the Registrant’s Registration Statement, filed with the Commission on December 30, 2016 pursuant to Rule 485(a) under the 1933 Act (Accession No. 0001193125-16-808103), with respect to the Tax-Managed U.S. Small Cap Portfolio; (2) Post-Effective Amendment Nos. 189/190 to the Registrant’s Registration Statement, filed with the Commission on December 23, 2015 pursuant to Rule 485(a) under the 1933 Act (Accession No. 0001193125-15-412841), with respect to the VA Short-Term Fixed Portfolio; and (3) Post-Effective Amendment Nos. 186/187 to the Registrant’s Registration Statement, filed with the Commission on July 10, 2015 pursuant to Rule 485(a) under the 1933 Act (Accession No. 0001193125-15-250361), with respect to each Target Date Portfolio. Accordingly, the Registrant respectfully requests selective review of the Amendment pursuant to Investment Company Act Release No. 13768 (Feb. 15, 1984).

As noted on the facing sheet, the Amendment relates solely to certain series and classes of the Registrant, as identified on the facing sheet, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series and classes of shares.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the Commission on the Amendment; and (ii) updating certain information contained in the prospectuses and statements of additional information related to the Portfolios and other series and classes of the Registrant.

Please direct any questions or comments relating to this filing to me at (215) 564-8048 or, in my absence, to Brian Crowell, Esquire at (215) 564-8082.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell